T. ROWE PRICE DIVIDEND GROWTH ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.7%
COMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
T-Mobile US	49,585	11,870
Total Communication Services		11,870
CONSUMER DISCRETIONARY 6.5%
Hotels, Restaurants & Leisure 3.1%
Hilton Worldwide Holdings	52,711	13,676
Marriott International, Class A	11,039	2,875
McDonald's	38,380	11,663
Yum! Brands	40,158	6,104
		34,318
Specialty Retail 3.0%
Home Depot	40,700	16,491
Ross Stores	91,577	13,955
Tractor Supply	65,931	3,750
		34,196
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	57,565	4,014
		4,014
Total Consumer Discretionary		72,528
CONSUMER STAPLES 6.8%
Beverages 1.2%
Coca-Cola	201,862	13,387
		13,387
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale	6,302	5,833
Walmart	190,369	19,620
		25,453
Food Products 0.8%
Mondelez International	148,645	9,286
		9,286
Household Products 0.9%
Colgate-Palmolive	128,214	10,249
		10,249
Personal Care Products 0.6%
Kenvue	432,519	7,020
		7,020

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Tobacco 1.0%
Philip Morris International	69,764	11,316
		11,316
Total Consumer Staples		76,711
ENERGY 4.3%
Energy Equipment & Services 0.5%
Schlumberger	163,624	5,624
		5,624
Oil, Gas & Consumable Fuels 3.8%
ConocoPhillips	110,112	10,415
EOG Resources	52,252	5,859
EQT	92,106	5,013
Exxon Mobil	133,544	15,057
Williams	94,399	5,980
		42,324
Total Energy		47,948
FINANCIALS 20.3%
Banks 5.8%
Bank of America	379,680	19,588
JPMorgan Chase	115,007	36,276
Wells Fargo	109,901	9,212
		65,076
Capital Markets 4.6%
Charles Schwab	165,812	15,830
CME Group	18,047	4,876
Goldman Sachs Group	10,094	8,038
Morgan Stanley	101,594	16,150
S&P Global	14,833	7,219
		52,113
Consumer Finance 1.5%
American Express	51,500	17,106
		17,106
Financial Services 2.8%
Visa, Class A	90,762	30,984
		30,984
Insurance 5.6%
Aon, Class A	9,982	3,559
Chubb	72,034	20,332
Hartford Insurance Group	58,877	7,854
Marsh & McLennan	83,210	16,769
MetLife	33,989	2,800

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Progressive	45,377	11,206
		62,520
Total Financials		227,799
HEALTH CARE 11.8%
Biotechnology 1.8%
AbbVie	60,561	14,022
Gilead Sciences	61,312	6,806
		20,828
Health Care Equipment & Supplies 1.9%
Becton Dickinson	27,146	5,081
GE HealthCare Technologies	59,544	4,471
Stryker	32,564	12,038
		21,590
Health Care Providers & Services 3.8%
Cigna	13,862	3,996
Elevance Health	12,466	4,028
McKesson	18,428	14,236
Quest Diagnostics	47,729	9,096
UnitedHealth Group	31,918	11,021
		42,377
Life Sciences Tools & Services 2.0%
Danaher	48,903	9,696
Thermo Fisher Scientific	25,451	12,344
		22,040
Pharmaceuticals 2.3%
AstraZeneca, ADR	148,007	11,355
Eli Lilly	19,120	14,589
		25,944
Total Health Care		132,779
INDUSTRIALS & BUSINESS SERVICES 15.9%
Aerospace & Defense 4.9%
GE Aerospace	87,990	26,469
Howmet Aerospace	75,947	14,903
Northrop Grumman	22,936	13,976
		55,348
Building Products 0.7%
Trane Technologies	19,632	8,284
		8,284
Commercial Services & Supplies 1.0%
Waste Connections	63,508	11,165
		11,165

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 1.0%
GE Vernova	6,376	3,921
Rockwell Automation	19,221	6,718
		10,639
Ground Transportation 2.1%
CSX	198,474	7,048
Old Dominion Freight Line	41,264	5,809
Union Pacific	46,132	10,904
		23,761
Industrial Conglomerates 2.0%
Honeywell International	48,599	10,230
Roper Technologies	24,478	12,207
		22,437
Machinery 2.2%
Caterpillar	13,200	6,298
Deere	24,838	11,357
Illinois Tool Works	14,255	3,717
Otis Worldwide	3,046	279
Stanley Black & Decker	37,335	2,775
		24,426
Professional Services 2.0%
Automatic Data Processing	23,908	7,017
Booz Allen Hamilton Holding	15,204	1,520
Broadridge Financial Solutions, ADR	56,016	13,341
		21,878
Total Industrials & Business Services		177,938
INFORMATION TECHNOLOGY 23.7%
Electronic Equipment, Instruments & Components 2.5%
Amphenol, Class A	138,301	17,115
TE Connectivity	47,537	10,436
		27,551
IT Services 0.5%
Accenture, Class A	23,564	5,811
		5,811
Semiconductors & Semiconductor Equipment 8.2%
Analog Devices	55,707	13,687
Applied Materials	34,149	6,992
Broadcom	102,976	33,973
KLA	14,999	16,178
QUALCOMM	33,678	5,603
Taiwan Semiconductor Manufacturing, ADR	30,762	8,591

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Texas Instruments	40,127	7,372
		92,396
Software 7.6%
Intuit	9,044	6,176
Microsoft	152,213	78,839
		85,015
Technology Hardware, Storage & Peripherals 4.9%
Apple	218,077	55,529
		55,529
Total Information Technology		266,302
MATERIALS 3.2%
Chemicals 2.7%
Linde	32,945	15,649
RPM International	29,038	3,423
Sherwin-Williams	31,416	10,878
		29,950
Containers & Packaging 0.5%
Avery Dennison	34,229	5,551
		5,551
Total Materials		35,501
REAL ESTATE 1.7%
Residential REITs 0.9%
Equity Residential, REIT	165,350	10,703
		10,703
Specialized REITs 0.8%
American Tower, REIT	45,941	8,835
		8,835
Total Real Estate		19,538
UTILITIES 3.4%
Electric Utilities 0.7%
NextEra Energy	98,528	7,438
		7,438
Gas Utilities 0.8%
Atmos Energy	53,997	9,220
		9,220
Multi-Utilities 1.9%
Ameren	125,914	13,143

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CMS Energy	113,361	8,305
		21,448
Total Utilities		38,106
Total Common Stocks (Cost $940,153)		1,107,020
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, 4.09% (1)	15,439,953	15,440
Total Short-Term Investments (Cost $15,440)		15,440
Total Investments in Securities 100.1% of Net Assets (Cost $955,593)		$1,122,460
Other Assets Less Liabilities (0.1%)		(1,378)
Net Assets 100.0%		$1,121,082

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Dividend Growth ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF786-054Q3
09/25